Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000257267 [Member]
Shareholder Report [Line Items]
Fund Name	Yoke Core ETF
Class Name	Yoke Core ETF
Trading Symbol	YOKE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Yoke Core ETF (the “Fund”) for the period of February 21, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://yokeetf.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://yokeetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$12	0.27%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.27%
Net Assets	$ 204,046,494
Holdings Count | holding	50
Advisory Fees Paid, Amount	$ 231,121
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$204,046,494	Advisory Fees	$231,121
# of Portfolio Holdings	50	Fees Waived and/or Expenses Reimbursed	$18,579
Portfolio Turnover Rate*	116%	Net Advisory Fees Paid	$212,542
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	20.1%
Consumer Discretionary	17.0%
Information Technology	14.5%
Financials	13.2%
Consumer Staples	9.9%
Health Care	7.5%
Communication Services	7.3%
Energy	3.9%
Utilities	2.5%
Personal Care Products	2.0%
Real Estate	1.6%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Palantir Technologies, Inc. - Class A	4.5%
General Electric Co.	3.4%
Meta Platforms, Inc. - Class A	3.2%
Axon Enterprise, Inc.	3.0%
Tapestry, Inc.	2.7%
NRG Energy, Inc.	2.5%
EMCOR Group, Inc.	2.5%
DoorDash, Inc. - Class A	2.5%
NVIDIA Corp.	2.5%
Microsoft Corp.	2.4%